Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Amortized cost and fair value of securities available for sale and held for investment

The amortized cost and fair value of securities available for sale and held for investment at December 31, 2012 and December 31, 2011 are summarized as follows:

	December 31, 2012
	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)

SECURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations of U.S. Government Sponsored Entities	$1,700	$7	$0	$1,707
Mortgage-backed securities of U.S. Government Sponsored Entities	186,404	3,320	(469)	189,255
Collateralized mortgage obligations of U.S. Government Sponsored Entities	352,731	2,430	(902)	354,259
Private collateralized mortgage obligations	96,258	1,203	(530)	96,931
Obligations of state and political subdivisions	847	51	0	898

	$637,940	$7,011	$(1,901)	$643,050

SECURITIES HELD FOR INVESTMENT
Collateralized mortgage obligations of U.S. Government Sponsored Entities	$4,687	$0	$(92)	$4,595
Private collateralized mortgage obligations	1,278	33	0	1,311
Obligations of state and political subdivisions	6,353	737	(3)	7,087
Other	1,500	49	0	1,549

	$13,818	$819	$(95)	$14,542

	December 31, 2011
	Gross Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(In thousands)
SECURITIES AVAILABLE FOR SALE
U.S. Treasury securities and obligations of U.S. Government Sponsored Entities	$1,699	$25	$0	$1,724
Mortgage-backed securities of U.S. Government Sponsored Entities	135,665	2,819	(37)	138,447
Collateralized mortgage obligations of U.S. Government Sponsored Entities	428,139	9,111	(316)	436,934
Private collateralized mortgage obligations	73,247	330	(3,487)	70,090
Obligations of state and political subdivisions	1,097	70	0	1,167

	$639,847	$12,355	$(3,840)	$648,362

SECURITIES HELD FOR INVESTMENT
Collateralized mortgage obligations of U.S. Government Sponsored Entities	$10,475	$0	$(136)	$10,339
Private collateralized mortgage obligations	1,840	40	0	1,880
Obligations of state and political subdivisions	6,662	570	0	7,232
Other	1,000	36	0	1,036

	$19,977	$646	$(136)	$20,487

Amortized cost and fair value of securities by contractual maturity

The amortized cost and fair value of securities at December 31, 2012, by contractual maturity, are shown below.

	Held for Investment		Available for Sale
	Amortized Cost	Fair Value	Amortized Cost	Fair Value
	(In thousands)
Due in less than one year	$0	$0	$1,700	$1,707
Due after one year through five years	377	377	441	468
Due after five years through ten years	948	1,033	406	430
Due after ten years	5,028	5,677	0	0

	6,353	7,087	2,547	2,605
Mortgage-backed securities of U.S. Government Sponsored Entities	0	0	186,404	189,255
Collateralized mortgage obligations of U.S. Government Sponsored Entities	4,687	4,595	352,731	354,259
Private collateralized mortgage obligations	1,278	1,311	96,258	96,931
No contractual maturity	1,500	1,549	0	0

	$13,818	$14,542	$637,940	$643,050

Schedule of unrealized loss and fair value on investments

The tables below indicate the amount of securities with unrealized losses and period of time for which these losses were outstanding at December 31, 2012 and December 31, 2011, respectively.

	December 31, 2012
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
Mortgage-backed securities of U.S. Government Sponsored Entities	$54,289	$(469)	$0	$0	$54,289	$(469)
Collateralized mortgage obligations of U.S. Government Sponsored Entities	150,057	(901)	4,593	(93)	154,650	(994)
Private collateralized mortgage obligations	29,969	(441)	9,221	(89)	39,190	(530)
Obligations of state and political subdivisions	0	0	125	(3)	125	(3)

Total temporarily impaired securities	$234,315	$(1,811)	$13,939	$(185)	$248,254	$(1,996)

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)
Mortgage-backed securities of U.S. Government Sponsored Entities	$18,800	$(37)	$0	$0	$18,800	$(37)
Collateralized mortgage obligations of U.S. Government Sponsored Entities	59,913	(452)	0	0	59,913	(452)
Private collateralized mortgage obligations	32,615	(2,001)	27,282	(1,486)	59,897	(3,487)

Total temporarily impaired securities	$111,328	$(2,490)	$27,282	$(1,486)	$138,610	$(3,976)